Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Value Strategies Portfolio
April 30, 2010
Prospectus

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Thomas Soviero (portfolio manager) has managed the fund since May 2010.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Thomas Soviero is portfolio manager of VIP Value Strategies Portfolio, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Soviero has worked as a research analyst, portfolio manager, and director of high-yield research.

VVS-10-01 May 13, 2010
1.798010.105

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Emerging Markets Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio,
Growth Opportunities Portfolio, Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio,
Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio,
Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

Effective May 1, 2010, Richard Fentin and Scott Offen serve as co-managers of VIP Value Portfolio. Mr. Offen will receive compensation for his services. Information with respect to Mr. Offen's compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective July 31, 2010, Richard Fentin no longer serves as co-manager of the fund. All information with respect to Richard Fentin is no longer applicable.

VIPIS2B-10-04 May 13, 2010
1.483795.151

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Value Strategies Portfolio
April 30, 2010
Prospectus

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Thomas Soviero (portfolio manager) has managed the fund since May 2010.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Thomas Soviero is portfolio manager of VIP Value Strategies Portfolio, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Soviero has worked as a research analyst, portfolio manager, and director of high-yield research.

VIPVS-INV-10-01 May 13, 2010
1.913320.100

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio, Mid Cap Portfolio, Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

Effective May 1, 2010, Richard Fentin and Scott Offen serve as co-managers of VIP Value Portfolio. Mr. Offen will receive compensation for his services. Information with respect to Mr. Offen's compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective July 31, 2010, Richard Fentin no longer serves as co-manager of the fund. All information with respect to Richard Fentin is no longer applicable.

VIPINVB-10-04 May 13, 2010
1.825687.119